Income Tax (Details) - Schedule of reconciles U.S. statutory rates to effective tax rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciles U.S. statutory rates to effective tax rate [Abstract]
U.S. statutory rates	21.00%	21.00%	(21.00%)	21.00%	21.00%	(21.00%)
Tax rate difference – current provision	0.30%	(1.90%)	10.10%	9.80%	5.10%	(3.40%)
Reversal of temporary difference due to disposal of Shenqiu						(18.80%)
Permanent differences	35.70%	9.50%	16.10%	41.30%	2.90%	2.00%
Change in valuation allowance	(13.00%)	13.40%	(45.20%)	(30.10%)	(29.00%)	15.60%
Tax (benefit) per financial statements	2.00%		(6.70%)			(25.60%)